Summary of Changes in Fair Value of Yorkville Convertible Note (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Repayment in cash of Yorkville convertible notes	$ (647,000)	$ (1,877,000)	$ (4,514,664)	$ (750,000)
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2025	1,200,000
Balance at March 31, 2026	571,000		1,200,000
Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2025	1,200,000
Repayment in cash of Yorkville convertible notes	(647,000)		(4,514,664)
Change in fair value	18,000		321,165
Balance at March 31, 2026	$ 571,000		$ 1,200,000